Annual Total Returns [BarChart] - iShares 1-3 Year International Treasury Bond ETF - iShares 1-3 Year International Treasury Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(3.14%)
Annual Return 2012	1.74%
Annual Return 2013	(1.93%)
Annual Return 2014	(10.89%)
Annual Return 2015	(7.49%)
Annual Return 2016	(1.22%)
Annual Return 2017	10.03%
Annual Return 2018	(3.67%)
Annual Return 2019	(0.41%)
Annual Return 2020	7.30%